Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other liabilities
Accruals and other accumulated expenses	$ 11,901	$ 8,602
Accounts payable	2,526	453
Others	2,722	4,560
Total	$ 17,149	$ 13,615